Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Restricted Stock	Jul. 17, 2013 Restricted Stock	Mar. 31, 2013 Class A Common Stock	Sep. 30, 2013 Class A Common Stock	Mar. 31, 2013 Class A Common Stock Restricted Stock	Mar. 31, 2013 Convertible preferred stock	Nov. 06, 2013 Subsequent Event	Oct. 22, 2013 Subsequent Event	Sep. 30, 2013 Subsequent Event	Oct. 15, 2013 Subsequent Event Share Distribution	Jul. 17, 2013 Subsequent Event 2013 Omnibus Incentive Compensation Plan Restricted Stock	Jan. 31, 2013 Subsequent Event Employee Termination Agreement	Nov. 06, 2013 Subsequent Event Class A Common Stock	Oct. 22, 2013 Subsequent Event Class A Common Stock	Jul. 17, 2013 Subsequent Event Class A Common Stock 2013 Omnibus Incentive Compensation Plan Restricted Stock	Jul. 17, 2013 Subsequent Event Class A Common Stock Artisan Partners Holdings	Nov. 06, 2013 Subsequent Event Limited Partnership Units	Nov. 06, 2013 Subsequent Event Convertible preferred stock
Subsequent Event [Line Items]
Number of shares issued on IPO								12,712,279			2,565,463							5,520,000
Stock Repurchased During Period, Shares									2,720,823													4,152,665	1,367,335
Termination of CVR Liability												$ 15,100,000
APAM economic interest in Artisan Partners Holdings LP (as a percent)	24.00%											29.00%		24.00%
Increase in Deferred Tax Assets as a Result of Purchase of Preferred Units												122,600,000
Increase in TRA as a Result of Purchase of Preferred Units												104,200,000
Distribution Made to Member or Limited Partner, Cash Distributions Declared		12,500,000											21,400,000
Common Stock, Dividends, Per Share, Declared																			$ 0.43		$ 0.43
Termination expense																	5,987,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						1,575,157				16,670										1,575,157
Award vesting period						5 years										5 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						75,800,000	79,200,000									79,200,000
Dividend payable date																					Aug. 26, 2013
Dividend record date																					Aug. 12, 2013
Partnership distributions	$ 245,100,000	$ 134,600,000	$ 135,039,000	$ 122,822,000	$ 54,338,000										$ 245,100,000